Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 105	$ 23
Other current assets (Note 3)	19	23
Total current assets	124	46
Property and equipment, net (Note 4)	12	17
Total assets	136	63
Current Liabilities
Current maturities of long-term bank loan	6	32
Accounts payable	109	120
Other accounts liabilities (Note 5)	213	209
Stockholders loans (Note 7)		726
Convertible loans and debentures(Note 6B)	950	450
Fair Value of convertible component in convertible loan (Note 6B)	22
Total current liabilities	1,300	1,537
Convertible Loans (Note 6A)	371
Fair Value of convertible component in convertible loan (Note 6A)	26
Stockholders loans (Note 7)	288	280
Long term bank loans		5
Total liabilities	1,985	1,822
Stockholders' Deficit (Note 8)
Common stock of $0.0001 par value each ("Common Stock"): 100,000,000 shares authorized as of December 31, 2020 and 2019; issued and outstanding 40,075,151 and 25,130,126 shares as of December 31, 2020 and 2019, respectively.	4	2
Additional paid-in capital	3,278	2,002
Accumulated deficit	(5,131)	(3,763)
Total stockholders' deficit	(1,849)	(1,759)
Total liabilities and stockholders' deficit	$ 136	$ 63